Loans to Third Parties	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Loans to Third Parties

NOTE 5. LOANS TO THIRD PARTIES

The Company lends their own funds to the eligible clients occasionally and receives interest income to better utilize the Company’s cash.

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2016	As of December 31, 2015

Direct loans to third parties	$16,354,331	$23,099,666
Entrusted loans to third parties	2,883,091	-
Total loans to third parties	$19,237,422	$23,099,666

Direct loans

The Company lends their own funds directly to third party companies and an individual. The detailed direct loan information as of December 31, 2016 is as follows:

Borrower	Amount	Annual Interest rate	Due date
A	$7,207,725	16%	From 6/6/2017 to 9/13/2017
B	2,594,784	14%	3/17/2017
C	2,227,188	14%	9/24/2017
D	4,324,634	16%	From 9/5/2017 to 9/12/2017
Total	$16,354,331

The loans to above customers are made in several batches with varying due dates.

Direct loan balance as of December 31, 2015 of $23,099,666 was to one borrower and was fully collected in 2016. The interest income from such direct loans was $2,369,943 and $1,946,974 for the years ended December 31, 2016 and 2015.

Entrusted loan

The Company also deposit (“entrust”) its funds in trust accounts with certain bank lenders, who will, in turn, make loans to borrowers. The balance of entrusted loan as of December 31, 2016 was $2,883,091 to one borrower and was fully collected in 2017.